Income Taxes - Components of Federal and State Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current
Federal	$ 0	$ 0
State	0	0
Total current	0	0
Deferred
Federal	(2,727)	(9,123)
State	(583)	(2,002)
Total deferred	(3,310)	(11,125)
Valuation allowance	3,310	11,125
Total income tax expense	$ 0	$ 0